SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax expense		$ 23,610
The Inland Revenue Board of Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Current		23,610
Deferred
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Current
Deferred
Others [Member]
Operating Loss Carryforwards [Line Items]
Current	[1]
Deferred	[1]

[1]	Refer to the subsidiaries in Cayman Islands, United States and Indonesia.